CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Net gains on mortgage loans held for sale at fair value	$ 42,654,000	$ 14,790,000	$ 82,611,000	$ 28,727,000	$ 118,170,000	$ 13,029,000	$ 2,008,000
Loan origination fees	6,312,000	2,452,000	11,980,000	2,687,000	9,634,000	669,000	734,000
Fulfillment fees from affiliate					62,906,000	1,744,000	80,000
Loan servicing fees
From non-affiliates	11,744,000	3,696,000	20,801,000	6,622,000	20,673,000	11,493,000	11,431,000
Ancillary and other fees	2,662,000	1,118,000	4,923,000	2,508,000	2,245,000	1,657,000	1,345,000
Net servicing income	25,259,000	12,026,000	46,311,000	23,844,000	52,357,000	38,105,000	26,401,000
Amortization, impairment and change in estimated fair value of mortgage servicing rights	(3,190,000)	(4,368,000)	(8,200,000)	(4,610,000)	(12,252,000)	(9,438,000)	(400,000)
Net servicing income	22,069,000	7,658,000	38,111,000	19,234,000	40,105,000	28,667,000	26,001,000
Management fees:
Management fees	10,429,000	4,856,000	18,835,000	9,049,000	24,504,000	18,399,000	15,427,000
Carried interest from Investment Funds	2,862,000	2,110,000	7,599,000	3,899,000	10,473,000	12,596,000	24,654,000
Interest	4,474,000	2,146,000	6,217,000	2,577,000	6,354,000	1,532,000	195,000
Change in fair value of investment in and dividends received from affiliate	(77,000)	842,000	824,000	1,507,000
Other	243,000	721,000	1,057,000	1,191,000	2,000
Total net revenue	110,777,000	42,569,000	216,475,000	81,519,000	272,965,000	76,659,000	69,229,000
Expenses
Compensation	42,339,000	26,492,000	78,020,000	45,900,000	124,014,000	47,479,000	25,412,000
Interest	4,200,000	1,122,000	7,530,000	2,184,000	7,879,000	1,875,000	790,000
Professional services	2,783,000	1,007,000	5,070,000	2,251,000	5,568,000	3,867,000	2,244,000
Technology	2,030,000	1,122,000	3,616,000	2,104,000	4,455,000	1,979,000	1,959,000
Servicing	1,609,000	461,000	3,141,000	1,439,000	3,642,000	2,344,000	2,167,000
Loan origination	2,516,000	567,000	5,023,000	738,000	2,953,000	185,000	150,000
Occupancy	596,000	301,000	1,087,000	684,000	1,521,000	1,985,000	938,000
Other	4,475,000	1,019,000	7,466,000	1,179,000	4,610,000	2,246,000	2,527,000
Total expenses	60,548,000	32,091,000	110,953,000	56,479,000	154,642,000	61,960,000	36,187,000
Net income					118,323,000	14,699,000	33,042,000
PennyMac Mortgage Investment Trust
Revenue
Fulfillment fees from affiliate	22,054,000	7,715,000	50,298,000	13,839,000
Loan servicing fees
From affiliates	8,787,000	4,438,000	16,513,000	8,563,000	18,608,000	13,204,000	2,989,000
Management fees:
Management fees	8,455,000	2,488,000	14,947,000	4,292,000	15,141,000	8,456,000	5,484,000
Change in fair value of investment in and dividends received from affiliate	(320,000)	121,000	(233,000)	316,000	817,000	23,000	130,000
Expenses
Technology					1,158,000	1,094,000	474,000
Occupancy					1,374,000	1,091,000	401,000
Other					1,067,000	1,472,000	428,000
Investment Funds
Loan servicing fees
From affiliates	2,100,000	3,023,000	4,247,000	6,646,000	11,716,000	14,523,000	9,474,000
Mortgage servicing rebate (to) from affiliates					(885,000)	(2,772,000)	1,162,000
Management fees:
Management fees	1,974,000	2,368,000	3,888,000	4,757,000	9,363,000	9,943,000	9,943,000
Carried interest from Investment Funds	$ 2,862,000	$ 2,110,000	$ 7,599,000	$ 3,899,000	$ 10,473,000	$ 12,596,000	$ 24,654,000